Investment Securities (Contractual maturities) (Details) $ in Millions	Mar. 31, 2016 USD ($)
Amortized cost
Within one year	$ 544
After one year through five years	2,880
After five years through ten years	4,835
After ten years	17,356
Estimated fair value
Within one year	560
After one year through five years	3,110
After five years through ten years	5,249
After ten years	$ 20,732